Statutory Requirements and Dividends Restrictions - Summary of Statutory Requirements and Dividends Restrictions (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
U.S.
Required statutory capital and surplus	$ 404.0	$ 351.0
Actual statutory capital and surplus	502.0	543.0
Bermuda
Required statutory capital and surplus	788.4	801.9
Actual statutory capital and surplus	1,380.6	1,575.5
U.K.
Required statutory capital and surplus	782.0	772.1
Actual statutory capital and surplus	$ 841.9	$ 857.9